Property and Equipment, Net - Schedule of Disaggregated Information of Revenue Equipment by Types and Arrangements (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Disaggregated Information of Revenue Equipment by Types and Arrangements [Line Items]
Number of revenue equipment owned with no obligations	174	177
Number of revenue equipment owned and pledged for borrowings	24	45
Total	198	222
Book value of revenue equipment owned with no obligations	$ 1,738,820	$ 374,979
Book value of revenue equipment owned and pledged for borrowings	817,464	119,939
Total	$ 2,556,284	$ 494,918
Tractors [Member]
Schedule of Disaggregated Information of Revenue Equipment by Types and Arrangements [Line Items]
Number of revenue equipment owned with no obligations	55	40
Number of revenue equipment owned and pledged for borrowings	15	44
Total	70	84
Book value of revenue equipment owned with no obligations	$ 152,334	$ 250,114
Book value of revenue equipment owned and pledged for borrowings	38,645	103,636
Total	$ 190,979	$ 353,750
Trailers [Member]
Schedule of Disaggregated Information of Revenue Equipment by Types and Arrangements [Line Items]
Number of revenue equipment owned with no obligations	97	87
Number of revenue equipment owned and pledged for borrowings		1
Total	97	88
Book value of revenue equipment owned with no obligations	$ 147,334	$ 63,669
Book value of revenue equipment owned and pledged for borrowings		16,303
Total	$ 147,334	$ 79,972
Vans [Member]
Schedule of Disaggregated Information of Revenue Equipment by Types and Arrangements [Line Items]
Number of revenue equipment owned with no obligations	22	50
Number of revenue equipment owned and pledged for borrowings	9
Total	31	50
Book value of revenue equipment owned with no obligations	$ 1,439,152	$ 61,196
Book value of revenue equipment owned and pledged for borrowings	778,819
Total	$ 2,217,971	$ 61,196